Summary of Significant Accounting Policies (Rollforward of Sales Reserve) (Details) - USD ($) $ in Millions	6 Months Ended	11 Months Ended	12 Months Ended
	Oct. 31, 2015	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Beginning Balance	$ 7.3	$ 7.9	$ 10.7	$ 9.6
Provision	4.2	7.4	4.6	4.8
Write-offs	(3.0)	(7.3)	(7.6)	(4.3)
Currency translation effect		(0.7)	0.2	0.6
Ending Balance	$ 8.5	$ 7.3	$ 7.9	$ 10.7